Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

23.  Cash and cash equivalents

	31 December	31 December
	2022	2021
Cash in hand	359	302
Banks	25,989,168	30,621,214
- Demand deposits	2,184,052	5,002,305
- Time deposits	20,100,956	25,618,909
- Receivables from reverse repo	3,704,160	—
Impairment loss provision	(28,853)	(20,281)
	25,960,674	30,601,235

As of 31 December 2022, the average effective interest rates of TL, USD, EUR and RMB time deposits are 22.8%, 2.4%, 2.6% and 0.3% (31 December 2021: 27.7%, 1.3%, 0.5% and 0.3%) respectively.

As of 31 December 2022, average maturity of time deposits is 22 days (31 December 2021: 29 days).

As of 31 December 2022, the effective interest rates of USD and EUR receivables from reverse repo are 3.0% and 2.8% respectively. As of 31 December 2022, average maturity of receivables from reverse repo is 23 days.